Prepaid Expenses and Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Prepaid Expenses And Other Current Assets [Line Items]
Software licenses and maintenance contracts		$ 7,751	$ 5,967
Postage		754	709
Insurance		1,017	1,104
Deferred project costs		338	647
Other		1,596	824
Prepaid expenses and other assets	24,623	19,345	21,526
Taxes other than Income
Prepaid Expenses And Other Current Assets [Line Items]
Prepaid taxes		2,204	2,543
Income Taxes
Prepaid Expenses And Other Current Assets [Line Items]
Prepaid taxes		$ 5,685	$ 9,732